Schedule of Additional Information About the Option Liability Subject to Measurement at Fair Value (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, option liability	$ 1,417
Beginning balance, option liability	2,624	$ 1,417
Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, option liability	1,404
Beginning balance, option liability		1,404
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, option liability	1,417
Option issued	1,537	1,404
Change in fair value, option liability	(258)
Foreign currency exchange impact	(72)
Beginning balance, option liability	2,624	1,417
Fair Value, Inputs, Level 3 [Member] | Previously Reported [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Beginning balance, option liability	$ 1,404
Beginning balance, option liability		$ 1,404